INCOME (LOSS) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss)	¥ 109,819	$ 15,922	¥ (37,051)	¥ (37,476)
Accretion to redemption value of contingently redeemable ordinary shares | ¥				(10,792)
Net income (loss) attributable to ordinary shareholders-basic	109,819	15,922	(37,051)	(48,268)
Net income (loss) attributable to ordinary shareholders-diluted	¥ 109,819	$ 15,922	¥ (37,051)	¥ (48,268)
Denominator:
Weighted average number of shares outstanding, basic	266,535,220	266,535,220	266,631,802	226,339,320
Weighted average number of shares outstanding, diluted	270,204,542	270,204,542	266,631,802	226,339,320
Basic income (loss) per ordinary share | (per share)	¥ 0.41	$ 0.06	¥ (0.14)	¥ (0.21)
Diluted income (loss) per ordinary share | (per share)	¥ 0.41	$ 0.06	¥ (0.14)	¥ (0.21)